Debt - Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Principal amount	$ 6,650,000,000	$ 9,361,000,000
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount	1,150,000,000	1,150,000,000	$ 1,150,000,000
Unamortized debt discount	91,000,000	136,000,000
Net liability	$ 1,059,000,000	$ 1,014,000,000